Trade and other receivables	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade and other receivables

Note 8. Trade and other receivables

	March 31, 2025 ($)	June 30, 2024 ($)

Trade Receivables	10,057	657
Accrued Income***	409,797	29,443
Research and Development Tax incentive receivable**	249,747	-
Other advances	-	43,618
Less; allowance for credit losses *	(2,603)	(2,603)
Total trade and other receivables	666,998	71,115

*	The Company has applied the simplified approach to measuring expected credit losses, which use a lifetime expected loss allowance.

**	The Company will continue to apply for the Research and Development incentive as long as it continues to be eligible and will conduct eligible research and development activities. The applicable legislation that governs the eligibility to participate in the R&D incentive program is Division 355 of the Income Tax Assessment Act 1997 (ITAA 1997). The FY 2024 Research and Development incentive was applied for on lodging of the FY 2024 tax return in March 2025 with the Australian Tax Office and recognised as there is reasonable assurance that the Company has complied with the conditions of the grants.

***	Accrued income relates to the Warrior Training Programs that have commenced prior to period end taking into account unbilled revenue at period end. Unbilled revenue at March 31, 2025 was significantly higher than June 30, 2024.

Note 10. Trade and other receivables

	2024 $	2023 $
Trade Receivables	657	351,905
Accrued Income	29,443	-
Research and Development Tax incentive receivable	-	63,776
Other advances	43,618	1,952,560
Less; allowance for credit losses	(2,603)	(2,603)
Total trade and other receivables	71,115	2,365,638

The Company has applied the simplified approach to measuring expected credit losses, which use a lifetime expected loss allowance. The Company also recognizes a refund liability in line with our revenue recognition policy in Note 2.